Other liabilities and provisions (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Employee bonus	€ 334	€ 397
Liabilities from payroll	237	301
Accruals for commissions	236	38
Accrual for warranty	228	241
Accruals for compensation of supervisory board	180	180
Accruals for vacation and overtime	124	190
Accruals for licenses	68	62
Liabilities from VAT	27	32
Accrual for restructuring		604
Others	149	284
Total	1,583	2,329
Other non-current liabilities	€ 5
voxeljet AG
Disclosure of other provisions [line items]
Accrual for restructuring		453
voxeljet UK
Disclosure of other provisions [line items]
Accrual for restructuring		€ 151